Commitments and contingencies - Summary of pending litigations (Details) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Pending litigations [Line Items]
Number of claim	587
Claim amount	₩ 404,209
Return of unjust earning
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 33,096
Request for return of trust and etc.
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 10,997
Loans lawsuit
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 10,654
Return of down payment for Ulsan Innovative City
Pending litigations [Line Items]
Number of claim	1
Claim amount	₩ 12,045
Others
Pending litigations [Line Items]
Number of claim	583
Claim amount	₩ 337,417